SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes - GBP (£) £ in Millions		Dec. 31, 2017	Dec. 31, 2016
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		£ 29,418	£ 27,182
Securities lending [member] | Securitisation programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	[1]	35,475	52,184
Securities lending [member] | Securitisation programme [Member] | UK residential mortgages [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	[1]	21,158	35,146
Securities lending [member] | Securitisation programme [Member] | Commercial loans [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	[1]	6,616	7,395
Securities lending [member] | Securitisation programme [Member] | Credit card receivables [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	[1]	7,701	7,610
Securities lending [member] | Securitisation programme [Member] | Dutch residential mortgages [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	[1]		2,033
Securities lending [member] | Covered bond programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		31,989	35,968
Notes in issue [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		29,792	37,774
Notes in issue [Member] | Securitisation programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	[1]	25,196	33,688
Notes in issue [Member] | Securitisation programme [Member] | UK residential mortgages [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	[1]	14,105	17,705
Notes in issue [Member] | Securitisation programme [Member] | Commercial loans [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	[1]	7,001	8,179
Notes in issue [Member] | Securitisation programme [Member] | Credit card receivables [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	[1]	4,090	5,723
Notes in issue [Member] | Securitisation programme [Member] | Dutch residential mortgages [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	[1]		2,081
Notes in issue [Member] | Securitisation programme [Member] | Less held by the group [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		(21,536)	(26,435)
Notes in issue [Member] | Securitisation programme [Member] | Total [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		3,660	7,253
Notes in issue [Member] | Covered bond programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		26,832	31,221
Notes in issue [Member] | Covered bond programme [Member] | Less held by the group [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		(700)	(700)
Notes in issue [Member] | Covered bond programme [Member] | Total [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		26,132	30,521
Residential mortgage-backed [Member] | Securities lending [member] | Covered bond programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		30,361	33,881
Residential mortgage-backed [Member] | Notes in issue [Member] | Covered bond programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		25,632	30,021
Social housing loan-backed [Member] | Securities lending [member] | Covered bond programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		1,628	2,087
Social housing loan-backed [Member] | Notes in issue [Member] | Covered bond programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		£ 1,200	£ 1,200

[1]	Includes securitisations utilising a combination of external funding and credit default swaps.